Offerings - Offering: 1	Sep. 05, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,0005.502%Fixed Rate/Floating RateSenior Notes due 2035
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.